OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets, Noncurrent Disclosure [Abstract]
Summary of other long-term assets
	December 31,
	2021	2020

Investment in non-marketable securities	$-	$166
Deferred transaction costs	-	371

	$-	$537